Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Textual [Abstract]
Total Revenue	$ 204,525	$ 205,929	$ 230,593	$ 254,406	$ 204,564	$ 246,911	$ 343,575	$ 231,090	$ 199,624	$ 376,322	$ 458,970	$ 895,492	$ 1,021,200	$ 515,457
Silver [Member]
Segment Reporting Textual [Abstract]
Total Revenue												549,700	662,600	356,900
Gold [Member]
Segment Reporting Textual [Abstract]
Total Revenue												$ 345,800	$ 358,600	$ 158,500